Significant accounting policies and changes (Details)	12 Months Ended
Dec. 31, 2020
Computer Hardware (Including Survey Equipment)
Annual rates and methods of depriciation	30% declining balance
Aircraft
Annual rates and methods of depriciation	10% declining balance
Furniture and Other Equipment
Annual rates and methods of depriciation	20% declining balance
Leasehold Improvements
Annual rates and methods of depriciation	10% declining balance